Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,277	$ 6,416	$ 4,420	$ 19,012	$ 22,509	$ 27,324